Revenues and other income - Other income and revenues (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues and other income
Gains from sale of assets and businesses	€ 25	€ 48	€ 27
Other proceeds	1,453	2,369	1,072
Other income and revenues	€ 1,478	€ 2,417	€ 1,099